Concentrations and Risks (Details Narrtive)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Risks and Uncertainties [Abstract]
Reimbursement on goods and service tax receivable percentage	100.00%	100.00%	100.00%